Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Change in plan liabilities
Balances – Beginning of the period	$ 22,236	$ 22,403
Current service cost		16
Interest cost		825
Actuarial loss (gain) from changes in financial assumptions		1,916
Benefits paid		(896)
Impact of foreign exchange rate changes		1,804
Deconsolidation of German subsidiaries	(22,236)
Balances – End of the period		22,236
Change in plan assets
Balances – Beginning of the period	11,251	10,669
Interest income from plan assets		396
Employer contributions		32
Employee contributions		7
Benefits paid		(311)
Remeasurement of plan assets		47
Unrecognized Asset due to Asset Ceiling		(631)
Impact of foreign exchange rate changes		1,042
Deconsolidation of German subsidiaries	(11,251)
Balances – End of the period		11,251
Net liability of the unfunded plans		10,984
Net liability of the funded plans
Net amount recognized as Employee future benefits		10,984
Amounts recognized:
In net loss		435
Actuarial gain (loss) on defined benefit plans in other comprehensive loss		1,960
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	22,197
Current service cost
Interest cost
Actuarial loss (gain) from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes
Deconsolidation of German subsidiaries	(22,197)
Balances – End of the period		22,197
Change in plan assets
Balances – Beginning of the period	11,251
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Deconsolidation of German subsidiaries	(11,251)
Balances – End of the period		11,251
Net liability of the unfunded plans
Net liability of the funded plans
Net amount recognized as Employee future benefits
Amounts recognized:
In net loss
Actuarial gain (loss) on defined benefit plans in other comprehensive loss
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	39
Current service cost
Interest cost
Actuarial loss (gain) from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes
Deconsolidation of German subsidiaries	(39)
Balances – End of the period		39
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Deconsolidation of German subsidiaries
Balances – End of the period
Net liability of the unfunded plans
Net liability of the funded plans
Net amount recognized as Employee future benefits
Amounts recognized:
In net loss
Actuarial gain (loss) on defined benefit plans in other comprehensive loss